Hood River New Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	19,541	$1,198,059
		$–
Entertainment - 0.6%
Take-Two Interactive Software, Inc. (a)	3,166	656,153
		$–
Interactive Media & Services - 2.6%
QuinStreet, Inc. (a)	42,689	761,572
Reddit, Inc. - Class A (a)	9,800	1,028,020
ZoomInfo Technologies, Inc. (a)	110,272	1,102,720
		2,892,312
TOTAL COMMUNICATION SERVICES		4,746,524

CONSUMER DISCRETIONARY - 9.1%
Broadline Retail - 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,847	1,494,877
		$–
Hotels, Restaurants & Leisure - 3.0%
Genius Sports Ltd. (a)	190,916	1,911,069
Life Time Group Holdings, Inc. (a)	20,194	609,859
Rush Street Interactive, Inc. (a)	80,282	860,623
		3,381,551
Household Durables - 1.4%
SharkNinja, Inc. (a)	19,140	1,596,467
		$–
Management of Companies and Enterprises - 1.0%
VIKING HOLDINGS Ltd. ORD SHS (a)	26,540	1,054,965
		$–
Specialty Retail - 0.9%
Camping World Holdings, Inc. - Class A	63,763	1,030,410
		$–
Textiles, Apparel & Luxury Goods - 1.5%
Amer Sports, Inc. (a)	32,818	877,225
Tapestry, Inc.	11,162	785,917
		1,663,142
TOTAL CONSUMER DISCRETIONARY		10,221,412

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	7,017	249,946
		$–
Consumer Staples Distribution & Retail - 2.5%
BBB Foods, Inc. - Class A (a)	32,514	867,474
Sprouts Farmers Market, Inc. (a)	12,796	1,953,181
		2,820,655
TOTAL CONSUMER STAPLES		3,070,601

ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Select Water Solutions, Inc.	85,155	894,128
		$–
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	43,347	1,752,953
Expand Energy Corp.	6,859	763,544
New Fortress Energy, Inc. (b)	242,033	2,011,294
NexGen Energy Ltd. (a)(b)	154,249	692,578
Northern Oil & Gas, Inc. (b)	18,245	551,546
		5,771,915
TOTAL ENERGY		6,666,043

FINANCIALS - 6.0%
Banks - 3.6%
Customers Bancorp, Inc. (a)	20,086	1,008,317
Northpointe Bancshares, Inc. (a)	52,368	756,194
Western Alliance Bancorp	30,191	2,319,574
		4,084,085
Consumer Finance - 1.6%
FirstCash Holdings, Inc.	8,113	976,156
Kaspi.KZ JSC - ADR	8,250	766,013
		1,742,169
Financial Services - 0.8%
Priority Technology Holdings, Inc. (a)	126,454	861,784
TOTAL FINANCIALS		6,688,038

HEALTH CARE - 24.7%
Biotechnology - 12.7%
Blueprint Medicines Corp. (a)	14,776	1,307,824
CareDx, Inc. (a)(b)	28,999	514,732
Crinetics Pharmaceuticals, Inc. (a)	15,495	519,702
Cytokinetics, Inc. (a)(b)	19,981	803,036
Immunovant, Inc. (a)(b)	21,409	365,880
Insmed, Inc. (a)(b)	24,181	1,844,769
Iovance Biotherapeutics, Inc. (a)(b)	165,568	551,341
Krystal Biotech, Inc. (a)	8,770	1,581,231
Madrigal Pharmaceuticals, Inc. (a)(b)	3,931	1,302,065
MoonLake Immunotherapeutics (a)(b)	11,995	468,645
Neurocrine Biosciences, Inc. (a)	10,417	1,152,120
PTC Therapeutics, Inc. (a)	1,341	68,337
REVOLUTION Medicines, Inc. (a)	28,431	1,005,320
Rhythm Pharmaceuticals, Inc. (a)	11,608	614,876
Scholar Rock Holding Corp. (a)	33,453	1,075,514
TG Therapeutics, Inc. (a)	11,583	456,718
Vaxcyte, Inc. (a)	12,691	479,212
Viking Therapeutics, Inc. (a)(b)	6,155	148,643
		14,259,965
Health Care Equipment & Supplies - 5.8%
AtriCure, Inc. (a)(b)	56,753	1,830,852
Butterfly Network, Inc. (a)	581,833	1,326,579
Enovis Corp. (a)	24,350	930,414
Lantheus Holdings, Inc. (a)(b)	9,797	956,187
Tandem Diabetes Care, Inc. (a)	25,478	488,158
TransMedics Group, Inc. (a)(b)	14,945	1,005,500
		6,537,690
Health Care Providers & Services - 4.0%
Community Health Systems, Inc. (a)	91,180	246,186
Guardant Health, Inc. (a)	27,889	1,188,071
National HealthCare Corp.	5,070	470,496
NeoGenomics, Inc. (a)	39,142	371,458
RadNet, Inc. (a)	24,304	1,208,395
Select Medical Holdings Corp.	56,560	944,552
		4,429,158
Health Care Technology - 0.6%
Waystar Holding Corp. (a)	19,161	715,855
		$–
Pharmaceuticals - 1.6%
Verona Pharma PLC - ADR (a)	27,698	1,758,546
TOTAL HEALTH CARE		27,701,214

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	1,613	848,357
Bombardier, Inc. - Class B (a)	8,225	462,847
Kratos Defense & Security Solutions, Inc. (a)(b)	42,498	1,261,766
		2,572,970
Commercial Services & Supplies - 3.0%
Clean Harbors, Inc. (a)	2,723	536,703
GFL Environmental, Inc. (b)	57,884	2,796,376
		3,333,079
Construction & Engineering - 6.0%
API Group Corp. (a)(b)	16,182	578,669
Argan, Inc. (b)	6,978	915,304
Comfort Systems USA, Inc.	4,834	1,558,143
Fluor Corp. (a)	18,389	658,694
MasTec, Inc. (a)	25,922	3,025,357
		6,736,167
Electrical Equipment - 0.4%
Hubbell, Inc.	1,340	443,419
		$–
Ground Transportation - 1.3%
XPO, Inc. (a)	14,111	1,518,061
		$–
Machinery - 2.7%
Chart Industries, Inc. (a)(b)	5,460	788,206
ESCO Technologies, Inc.	3,574	568,695
Flowserve Corp.	15,528	758,387
Symbotic, Inc. (a)(b)	42,974	868,505
		2,983,793
Trading Companies & Distributors - 1.3%
FTAI Aviation Ltd. (b)	4,686	520,287
Xometry, Inc. - Class A (a)(b)	36,683	914,140
		1,434,427
TOTAL INDUSTRIALS		19,021,916

INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 2.3%
Ciena Corp. (a)(b)	20,236	1,222,862
Lumentum Holdings, Inc. (a)(b)	21,948	1,368,238
		2,591,100
Consumer Finance - 3.1%
Dave, Inc. (a)	41,833	3,457,916
		$–
Electronic Equipment, Instruments & Components - 3.0%
Celestica, Inc. (a)	8,311	654,990
Coherent Corp. (a)	6,594	428,214
Corning, Inc.	19,099	874,352
Fabrinet (a)	5,259	1,038,705
Powerfleet, Inc. NJ (a)	66,204	363,460
		3,359,721
IT Services - 4.1%
Applied Digital Corp. (a)(b)	338,961	1,904,961
DigitalOcean Holdings, Inc. (a)(b)	15,827	528,463
Okta, Inc. (a)	9,904	1,042,099
Twilio, Inc. - Class A (a)	11,533	1,129,196
		4,604,719
Professional Services - 1.1%
ExlService Holdings, Inc. (a)	24,702	1,166,181
		$–
Semiconductors & Semiconductor Equipment - 3.0%
Lattice Semiconductor Corp. (a)	24,788	1,300,131
Rambus, Inc. (a)	21,314	1,103,532
Semtech Corp. (a)	29,004	997,738
		3,401,401
Software - 6.3%
ACI Worldwide, Inc. (a)	58,392	3,194,626
Cadence Design Systems, Inc. (a)	3,268	831,151
CyberArk Software Ltd. (a)	3,361	1,136,018
Varonis Systems, Inc. (a)	33,179	1,342,091
Vertex, Inc. - Class A (a)	17,025	596,045
		7,099,931
TOTAL INFORMATION TECHNOLOGY		25,680,969

MATERIALS - 3.3%
Chemicals - 0.8%
DuPont de Nemours, Inc.	11,710	874,503
		$–
Construction Materials - 2.5%
Eagle Materials, Inc.	3,710	823,360
Knife River Corp. (a)(b)	21,663	1,954,219
		2,777,579
TOTAL MATERIALS		3,652,082

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Landbridge Co. LLC - Class A (b)	15,599	1,122,192

UTILITIES- 1.2%
Electric Utilities - 1.2%
NRG Energy, Inc.	14,182	1,353,814
TOTAL COMMON STOCKS (Cost $122,288,530)		109,924,805

SHORT-TERM INVESTMENTS - 24.2%		Value
Investments Purchased with Proceeds from Securities Lending - 23.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (c)	25,795,416	25,795,416

Money Market Funds - 1.2%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (c)	1,352,773	1,352,773
TOTAL SHORT-TERM INVESTMENTS (Cost $27,148,189)		27,148,189

TOTAL INVESTMENTS - 122.4% (Cost $149,436,719)		137,072,994
Liabilities in Excess of Other Assets - (22.4)%		(25,113,341)
TOTAL NET ASSETS - 100.0%		$111,959,653
two		–%
Percentages are stated as a percent of net assets. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.		–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $24,731,556 which represented 22.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hood River New Opportunities Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$109,924,805	$–	$–	$109,924,805
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	25,795,416
Money Market Funds	1,352,773	–	–	1,352,773
Total Investments	$111,277,578	$–	$–	$137,072,994

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $25,795,416 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.